Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidated Financial Information
Condensed Consolidating Financial Information
Certain of the Company’s 100% owned domestic subsidiaries are required to jointly and severally, fully and unconditionally guarantee the 6.75% Senior Unsecured Notes that are due in the year 2020. For further information on the guarantee see Note 4, Long-term Debt and Short-term Borrowings. Rather than filing separate financial statements for each guarantor subsidiary with the Securities and Exchange Commission, the Company has elected to present the following consolidating financial statements, which detail the results of operations and cash flows for the years ended December 31, 2012, 2011 and 2010 and financial position as of December 31, 2012 and 2011 of the Company and its guarantor and non-guarantor subsidiaries (in each case carrying investments under the equity method), and the eliminations necessary to arrive at the reported amounts included in the consolidated financial statements of the Company.
Condensed Consolidating Balance Sheets

	December 31, 2012
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$12.1	$(3.0)	$40.9	$—	$50.0
Accounts receivable, net	—	193.9	304.8	—	498.7
Inventories	—	133.7	131.8	—	265.5
Receivables from affiliates	7.9	148.5	88.4	(244.8)	—
Deferred income taxes	18.1	—	13.0	—	31.1
Other current assets	1.0	13.0	15.0	—	29.0
Total current assets	39.1	486.1	593.9	(244.8)	874.3
Property, plant and equipment, net	0.3	140.7	132.6	—	273.6
Deferred income taxes	—	—	36.4	—	36.4
Goodwill	—	400.6	188.8	—	589.4
Identifiable intangibles, net	57.7	434.3	154.6	—	646.6
Other non-current assets	16.3	16.6	54.5	—	87.4
Investment in, long term receivable from affiliates	1,248.0	869.0	441.0	(2,558.0)	—
Total assets	$1,361.4	$2,347.3	$1,601.8	$(2,802.8)	$2,507.7
Liabilities and Stockholders’ Equity
Current liabilities:
Notes payable to banks	$—	$—	$1.2	$—	$1.2
Current portion of long-term debt	—	0.1	—	—	0.1
Accounts payable	—	76.5	75.9	—	152.4
Accrued compensation	4.7	16.8	16.5	—	38.0
Accrued customer programs liabilities	—	63.8	55.2	—	119.0
Accrued interest	0.2	6.1	—	—	6.3
Other current liabilities	12.3	44.9	55.2	—	112.4
Payables to affiliates	28.5	191.8	245.0	(465.3)	—
Total current liabilities	45.7	400.0	449.0	(465.3)	429.4
Long-term debt	401.6	647.4	21.8	—	1,070.8
Long-term notes payable to affiliates	178.2	26.7	373.0	(577.9)	—
Deferred income taxes	93.8	—	71.2	—	165.0
Pension and post-retirement benefit obligations	1.8	60.9	57.1	—	119.8
Other non-current liabilities	1.1	13.9	68.5	—	83.5
Total liabilities	722.2	1,148.9	1,040.6	(1,043.2)	1,868.5
Stockholders’ equity:
Common stock	1.1	448.0	315.5	(763.5)	1.1
Treasury stock	(2.5)	—	—	—	(2.5)
Paid-in capital	2,018.5	1,192.0	347.6	(1,539.6)	2,018.5
Accumulated other comprehensive loss	(156.1)	(68.9)	(52.2)	121.1	(156.1)
Accumulated deficit	(1,221.8)	(372.7)	(49.7)	422.4	(1,221.8)
Total stockholders’ equity	639.2	1,198.4	561.2	(1,759.6)	639.2
Total liabilities and stockholders’ equity	$1,361.4	$2,347.3	$1,601.8	$(2,802.8)	$2,507.7

 Condensed Consolidating Balance Sheets

	December 31, 2011
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$62.0	$(1.2)	$60.4	$—	$121.2
Accounts receivable, net	—	90.6	178.9	—	269.5
Inventories	—	97.5	100.2	—	197.7
Receivables from affiliates	19.7	0.8	66.9	(87.4)	—
Deferred income taxes	2.4	—	5.2	—	7.6
Other current assets	5.5	9.3	12.1	—	26.9
Total current assets	89.6	197.0	423.7	(87.4)	622.9
Property, plant and equipment, net	0.6	75.6	71.0	—	147.2
Deferred income taxes	1.0	—	15.7	—	16.7
Goodwill	—	70.5	64.5	—	135.0
Identifiable intangibles, net	57.8	50.3	22.3	—	130.4
Other non-current assets	13.7	5.2	45.6	—	64.5
Investment in, long term receivable from affiliates	727.8	869.7	441.0	(2,038.5)	—
Total assets	$890.5	$1,268.3	$1,083.8	$(2,125.9)	$1,116.7
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities:
Current portion of long-term debt	$0.1	$0.1	$—	$—	$0.2
Accounts payable	—	52.6	74.5	—	127.1
Accrued compensation	1.7	9.6	12.9	—	24.2
Accrued customer programs liabilities	—	23.4	43.4	—	66.8
Accrued interest	20.2	—	—	—	20.2
Other current liabilities	3.3	21.3	43.0	—	67.6
Payables to affiliates	9.0	259.4	262.1	(530.5)	—
Total current liabilities	34.3	366.4	435.9	(530.5)	306.1
Long-term debt	668.5	0.3	—	—	668.8
Long-term notes payable to affiliates	178.2	16.4	—	(194.6)	—
Deferred income taxes	64.1	—	21.5	—	85.6
Pension and post-retirement benefit obligations	5.1	54.7	46.3	—	106.1
Other non-current liabilities	2.2	4.8	5.0	—	12.0
Total liabilities	952.4	442.6	508.7	(725.1)	1,178.6
Stockholders’ (deficit) equity:
Common stock	0.6	448.0	316.4	(764.4)	0.6
Treasury stock	(1.7)	—	—	—	(1.7)
Paid-in capital	1,407.4	921.9	347.7	(1,269.6)	1,407.4
Accumulated other comprehensive loss	(131.0)	(65.8)	(29.8)	95.6	(131.0)
Accumulated deficit	(1,337.2)	(478.4)	(59.2)	537.6	(1,337.2)
Total stockholders’ (deficit) equity	(61.9)	825.7	575.1	(1,400.8)	(61.9)
Total liabilities and stockholders’(deficit) equity	$890.5	$1,268.3	$1,083.8	$(2,125.9)	$1,116.7

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Eliminations	Consolidated
Unaffiliated sales	$—	$959.2	$799.3	$—	$1,758.5
Affiliated sales	—	17.3	4.1	(21.4)	—
Net sales	—	976.5	803.4	(21.4)	1,758.5
Cost of products sold	—	687.7	558.8	(21.4)	1,225.1
Gross profit	—	288.8	244.6	—	533.4
Advertising, selling, general and administrative expenses	46.6	172.9	130.4	—	349.9
Amortization of intangibles	0.1	15.3	4.5	—	19.9
Restructuring charges	—	20.2	4.1	—	24.3
Operating income (loss)	(46.7)	80.4	105.6	—	139.3
Expense (income) from affiliates	(1.3)	(24.6)	25.9	—	—
Interest expense, net	61.4	28.2	(0.3)	—	89.3
Equity in (earnings) losses of joint ventures	—	1.9	(8.8)	—	(6.9)
Other expense (income), net	59.7	3.3	(1.7)	—	61.3
Income (loss) from continuing operations before income taxes and earnings of wholly owned subsidiaries	(166.5)	71.6	90.5	—	(4.4)
Income tax benefit	(121.1)	(0.2)	(0.1)	—	(121.4)
Income (loss) from continuing operations	(45.4)	71.8	90.6	—	117.0
Income (loss) from discontinued operations, net of income taxes	0.5	(1.4)	(0.7)	—	(1.6)
Income (loss) before earnings of wholly owned subsidiaries	(44.9)	70.4	89.9	—	115.4
Earnings of wholly owned subsidiaries	160.3	79.0	—	(239.3)	—
Net income	$115.4	$149.4	$89.9	$(239.3)	$115.4

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Eliminations	Consolidated
Unaffiliated sales	$—	$621.3	$697.1	$—	$1,318.4
Affiliated sales	—	18.9	5.9	(24.8)	—
Net sales	—	640.2	703.0	(24.8)	1,318.4
Cost of products sold	—	471.6	472.4	(24.8)	919.2
Gross profit	—	168.6	230.6	—	399.2
Advertising, selling, general and administrative expenses	30.4	126.6	121.4	—	278.4
Amortization of intangibles	0.1	3.5	2.7	—	6.3
Restructuring income	—	—	(0.7)	—	(0.7)
Operating income (loss)	(30.5)	38.5	107.2	—	115.2
Expense (income) from affiliates	(1.1)	(23.4)	24.5	—	—
Interest expense, net	67.4	9.8	—	—	77.2
Equity in (earnings) losses of joint ventures	—	0.5	(9.0)	—	(8.5)
Other expense (income), net	3.1	0.6	(0.1)	—	3.6
Income (loss) from continuing operations before income taxes and earnings of wholly owned subsidiaries	(99.9)	51.0	91.8	—	42.9
Income tax expense	6.0	—	18.3	—	24.3
Income (loss) from continuing operations	(105.9)	51.0	73.5	—	18.6
Income (loss) from discontinued operations, net of income taxes	—	(0.4)	38.5	—	38.1
Income (loss) before earnings of wholly owned subsidiaries	(105.9)	50.6	112.0	—	56.7
Earnings of wholly owned subsidiaries	162.6	103.3	—	(265.9)	—
Net income	$56.7	$153.9	$112.0	$(265.9)	$56.7

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Eliminations	Consolidated
Unaffiliated sales	$—	$632.9	$651.7	$—	$1,284.6
Affiliated sales	—	18.5	5.2	(23.7)	—
Net sales	—	651.4	656.9	(23.7)	1,284.6
Cost of products sold	—	473.6	452.1	(23.7)	902.0
Gross profit	—	177.8	204.8	—	382.6
Advertising, selling, general and administrative expenses	22.8	131.5	112.4	—	266.7
Amortization of intangibles	0.1	3.8	2.8	—	6.7
Restructuring income	—	(0.4)	(0.1)	—	(0.5)
Operating income (loss)	(22.9)	42.9	89.7	—	109.7
Expense (income) from affiliates	(1.2)	(18.4)	19.6	—	—
Interest expense, net	67.5	10.2	0.6	—	78.3
Equity in (earnings) losses of joint ventures	—	0.3	(8.6)	—	(8.3)
Other expense (income), net	(0.2)	0.3	1.1	—	1.2
Income (loss) from continuing operations before income taxes and earnings of wholly owned subsidiaries	(89.0)	50.5	77.0	—	38.5
Income tax expense (benefit)	6.5	(0.4)	24.6	—	30.7
Income (loss) from continuing operations	(95.5)	50.9	52.4	—	7.8
Income from discontinued operations, net of income taxes	—	0.6	4.0	—	4.6
Income (loss) before earnings of wholly owned subsidiaries	(95.5)	51.5	56.4	—	12.4
Earnings of wholly owned subsidiaries	107.9	47.8	—	(155.7)	—
Net income	$12.4	$99.3	$56.4	$(155.7)	$12.4

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Consolidated
Net cash provided (used) by operating activities	$(156.0)	$137.5	$11.0	$(7.5)
Investing activities:
Additions to property, plant and equipment	—	(22.4)	(7.9)	(30.3)
Assets acquired	—	—	—	—
Proceeds (payments) from the sale of discontinued operations	—	2.1	(0.6)	1.5
Proceeds from the disposition of assets	—	—	3.1	3.1
Cost of acquisition, net of cash acquired	(429.5)	—	32.0	(397.5)
Net cash (used) provided by investing activities	(429.5)	(20.3)	26.6	(423.2)
Financing activities:
Intercompany financing	775.6	(777.4)	1.8	—
Net dividends	53.3	27.3	(80.6)	—
Proceeds from long-term debt	545.0	690.0	35.0	1,270.0
Repayments of long-term debt	(816.2)	(42.8)	(13.0)	(872.0)
Borrowings of short-term debt, net	—	—	1.2	1.2
Payments of debt issuance costs	(21.5)	(16.1)	(0.9)	(38.5)
Net payments for exercise of stock options	(0.6)	—	—	(0.6)
Net cash provided (used) by financing activities	535.6	(119.0)	(56.5)	360.1
Effect of foreign exchange rate changes on cash	—	—	(0.6)	(0.6)
Net decrease in cash and cash equivalents	(49.9)	(1.8)	(19.5)	(71.2)
Cash and cash equivalents:
Beginning of the period	62.0	(1.2)	60.4	121.2
End of the period	$12.1	$(3.0)	$40.9	$50.0

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Consolidated
Net cash provided (used) by operating activities	$(95.5)	$66.6	$90.7	$61.8
Investing activities:
Additions to property, plant and equipment	—	(6.6)	(6.9)	(13.5)
Assets acquired	—	(0.6)	(0.8)	(1.4)
Proceeds from the sale of discontinued operations	—	0.4	53.1	53.5
Proceeds from the disposition of assets	—	—	1.4	1.4
Net cash provided (used) by investing activities	—	(6.8)	46.8	40.0
Financing activities:
Intercompany financing	111.9	(94.8)	(17.1)	—
Net dividends	69.2	34.3	(103.5)	—
Proceeds from long-term debt	—	—	0.1	0.1
Repayments of long-term debt	(62.9)	(0.1)	—	(63.0)
Net payments for exercise of stock options	(0.2)	—	—	(0.2)
Net cash provided (used) by financing activities	118.0	(60.6)	(120.5)	(63.1)
Effect of foreign exchange rate changes on cash	—	—	(0.7)	(0.7)
Net increase (decrease) in cash and cash equivalents	22.5	(0.8)	16.3	38.0
Cash and cash equivalents:
Beginning of the period	39.5	(0.4)	44.1	83.2
End of the period	$62.0	$(1.2)	$60.4	$121.2

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Consolidated
Net cash provided (used) by operating activities:	$(87.6)	$60.5	$82.0	$54.9
Investing activities:
Additions to property, plant and equipment	—	(5.3)	(7.3)	(12.6)
Assets acquired	—	(1.1)	—	(1.1)
Proceeds (payments) from the sale of discontinued operations	—	(4.1)	0.4	(3.7)
Proceeds from the disposition of assets	—	1.7	0.8	2.5
Net cash used by investing activities	—	(8.8)	(6.1)	(14.9)
Financing activities:
Intercompany financing	110.9	(80.1)	(30.8)	—
Net dividends	1.4	29.6	(31.0)	—
Proceeds from long-term debt	1.5	—	—	1.5
Repayments of long-term debt	—	(0.1)	(0.1)	(0.2)
Repayments of short-term debt	—	—	(0.5)	(0.5)
Payments for debt issuance costs	(0.8)	—	—	(0.8)
Net payments for exercise of stock options	(0.1)	—	—	(0.1)
Net cash provided (used) by financing activities	112.9	(50.6)	(62.4)	(0.1)
Effect of foreign exchange rate changes on cash	—	—	(0.3)	(0.3)
Net increase in cash and cash equivalents	25.3	1.1	13.2	39.6
Cash and cash equivalents:
Beginning of the period	14.2	(1.5)	30.9	43.6
End of the period	$39.5	$(0.4)	$44.1	$83.2